EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Number of options	2,796,081
Granted, Number of options	330,000
Exercised, Number of options	(252,054)
Expired and forfeited, Number of options	(208,817)
Outstanding, Number of options	2,665,210	2,796,081
Exercisable, Number of options	1,670,974
Outstanding, Weighted average exercise price	$ 3.49
Granted, Weighted average exercise price	8.30
Exercised, Weighted average exercise price	2.44
Expired and forfeited, Weighted average exercise price	4.38
Outstanding , Weighted average exercise price	3.98	$ 3.49
Exercisable, Weighted average exercise price	$ 2.42
Outstanding, Weighted average remaining contractual life (in years)	2 years 10 months 20 days	3 years 25 days
Exercisable, Weighted average remaining contractual life (in years)	1 year 9 months 18 days
Outstanding, Aggregate intrinsic value	$ 10,957
Outstanding, Aggregate intrinsic value	17,061	$ 10,957
Exercisable, Aggregate intrinsic value	$ 13,304